Employee Benefit Plans - Amounts Recognized in Consolidated Balance Sheets (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-US
Defined Benefit Plan Disclosure [Line Items]
Other assets (noncurrent)	$ 15,399	$ 15,865
Other liabilities (current)	0	0
Other liabilities (noncurrent)	0	0
Net amount recognized	15,399	15,865
US plans
Defined Benefit Plan Disclosure [Line Items]
Other assets (noncurrent)	971	0
Other liabilities (current)	(67)	(8,169)
Other liabilities (noncurrent)	(17,612)	(35,504)
Net amount recognized	$ (16,708)	$ (43,673)